Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2022	Sep. 30, 2021
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	24,676,891	13,626,891
Ordinary shares, shares outstanding	24,214,891	13,626,891